Schedule of Redeemable Non Controlling Interests (Details) - USD ($) $ in Thousands		3 Months Ended			12 Months Ended
		Jun. 30, 2024	Jun. 30, 2023		Mar. 31, 2024		Mar. 31, 2023
Beginning balance		$ 251,052	$ 950,493	[1]	$ 950,493	[1]
Deemed dividend upon issuance for U. S. GAAP to tax basis true-up	[2]						$ 314
Deemed dividend for BCG Preferred Series B.2 Unit Accounts preferred return						[2]	37,133	[2]
BCH Preferred Series A.0 Unit Accounts guaranteed payment accrual						[2]		[2]
Reclass of BCH Preferred A.1 from temporary to permanent equity			699,441		699,441	[2]
Ending balance		251,052			251,052		950,493	[1]
Redeemable Noncontrolling Interests [Member]
Beginning balance		251,052	950,493		950,493		992,238
Net income (loss)					16,793		11,524
Deemed dividend upon issuance for U. S. GAAP to tax basis true-up	[2]						(314)
Deemed dividend for BCG Preferred Series B.2 Unit Accounts preferred return						[2]	(37,133)	[2]
Transfer from BCH Preferred Series A.1 Unit Accounts to BCH Preferred Series A.0 Unit Accounts
BCH Preferred Series A.0 Unit Accounts guaranteed payment accrual		(4,356)	(4,105)		(16,793)	[2]	(15,822)	[2]
Reclass of BCH Preferred A.1 from temporary to permanent equity			(699,441)		(699,441)	[2]
Ending balance					251,052		950,493
Preferred Series A Subclass 0 [Member] | Redeemable Noncontrolling Interests [Member]
Beginning balance		251,052	251,052		251,052		249,907
Net income (loss)					16,793		15,822
Deemed dividend upon issuance for U. S. GAAP to tax basis true-up
Deemed dividend for BCG Preferred Series B.2 Unit Accounts preferred return
Transfer from BCH Preferred Series A.1 Unit Accounts to BCH Preferred Series A.0 Unit Accounts							1,145
BCH Preferred Series A.0 Unit Accounts guaranteed payment accrual					(16,793)		(15,822)
Reclass of BCH Preferred A.1 from temporary to permanent equity
Ending balance					251,052		251,052
Preferred Series A Subclass 1 [Member] | Redeemable Noncontrolling Interests [Member]
Beginning balance			$ 699,441		699,441		742,331
Net income (loss)							(4,298)
Deemed dividend upon issuance for U. S. GAAP to tax basis true-up							(314)
Deemed dividend for BCG Preferred Series B.2 Unit Accounts preferred return							(37,133)
Transfer from BCH Preferred Series A.1 Unit Accounts to BCH Preferred Series A.0 Unit Accounts							(1,145)
BCH Preferred Series A.0 Unit Accounts guaranteed payment accrual
Reclass of BCH Preferred A.1 from temporary to permanent equity					(699,441)
Ending balance							$ 699,441

[1]	Retroactively adjusted March 31, 2023 for the de-SPAC merger transaction as described in Note 4.
[2]	Retroactively adjusted the fiscal year ended March 31, 2023 for the de-SPAC merger transaction as described in Note 4.